Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other current liabilities:
Other payables	$ 3,041	$ 3,667
Deferred consideration	6,201	7,605
Contingent consideration	4,434	10,729
Total other current liabilities	13,676	22,001
Other liabilities:
Contingent consideration	420	0
Deferred consideration	516	0
Total other liabilities	$ 936	$ 0